Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions.
Schedule of provision activity

					Project	Divestment-	Material
EURm	Restructuring	Warranty	Litigation	Environmental	losses	related	liability	Other	Total
As of 1 January 2021	441	220	73	113	276	49	130	230	1 532
Translation differences	1	1	2	8	3	–	–	14	29
Reclassification	(5)	–	(1)	–	–	(12)	–	70	52
Charged to income statement:
Additions	221	197	81	36	22	12	35	141	745
Reversals	(38)	(17)	(20)	(1)	(3)	(3)	(36)	(27)	(145)
Total charged to income statement	183	180	61	35	19	9	(1)	114	600
Utilized during year(1)	(308)	(147)	(33)	(7)	(63)	–	(40)	(46)	(644)
As of 31 December 2021	312	254	102	149	235	46	89	382	1 569
Non-current	156	19	14	133	124	43	13	143	645
Current	156	235	88	16	111	3	76	239	924

(1)   The utilization of restructuring provision includes items transferred to accrued expenses, of which EUR 69 million remained in accrued expenses as of 31 December 2021.